Acquisition of Ekidos Minerals Llp (Details) - Schedule of Preliminary Purchase Price - USD ($)	Oct. 31, 2023	Feb. 03, 2022
Purchase price:
Cash	$ 1,000
Total consideration	1,000	$ 1,000
Net assets acquired:
Cash	34,050
Other receivables	371,294
Prepaid expenses and deposits	580,614
Vehicles, Office and equipment	42,184
Mineral properties	4,383,656
Accounts payable and accrued liabilities	(95,798)
Loans payable to Arras	(5,315,000)
Total net assets acquired	$ 1,000